Note 1 - Nature of Operations	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Nature of Operations [Text Block]
Note
1
- Nature of Operations

The consolidated financial statements include the accounts of Quaint Oak Bancorp, Inc., a Pennsylvania chartered corporation (the "Company" or "Quaint Oak Bancorp") and its wholly owned subsidiary, Quaint Oak Bank, a Pennsylvania chartered stock savings bank, along with its wholly owned subsidiaries.  At
December
31,
2016,
the Bank has
five
wholly-owned subsidiaries, Quaint Oak Mortgage, LLC, Quaint Oak Real Estate, LLC, Quaint Oak Abstract, LLC, QOB Properties, LLC, and Quaint Oak Insurance Agency, LLC, each a Pennsylvania limited liability company.  The mortgage, real estate and abstract companies offer mortgage banking, real estate sales and title abstract services, respectively, in the Lehigh Valley region of Pennsylvania, and began operation in
July
2009.
  QOB Properties, LLC began operations in
July
2012
and holds Bank properties acquired through a foreclosure proceeding or acceptance of a deed in lieu of foreclosure.  On
August
1,
2016,
Quaint Oak Insurance Agency, LLC began operations by acquiring the renewal rights to the book of business produced and serviced by Signature Insurance Services, LLC, an independent insurance agency located in New Britain, Pennsylvania, that provides a broad range of personal and commercial insurance coverage solutions. All significant intercompany balances and transactions have been eliminated.

The Bank is subject to regulation by the Pennsylvania Department of Banking and Securities and the Federal Deposit Insurance Corporation.  Pursuant to the Bank's election under Section
10(l)
of the Home Owners' Loan Act, the Company is a savings and loan holding company regulated by the Board of Governors of the Federal Reserve System.  The market area served by the Bank is principally Bucks County, Pennsylvania and to a lesser extent, Montgomery and Philadelphia Counties in Pennsylvania.  The Bank has
two
locations: the main office location in Southampton, Pennsylvania and a regional banking office in the Lehigh Valley area of Pennsylvania. The principal deposit products offered by the Bank are certificates of deposit, money market accounts, savings accounts and, beginning in
December
2014,
non-interest bearing checking accounts for businesses and consumers.  The principal loan products offered by the Bank are fixed and adjustable rate residential and commercial mortgages, construction loans, home equity loans, lines of credit, and commercial business loans.